Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net (loss)	€ (79,810)	€ (72,074)
Actuarial gains and losses on employee benefits, net of corporate tax	150	72
Gain (Loss) directly recognized in shareholders' equity	150	72
Other comprehensive income (loss)	8	(1,566)
Total comprehensive (loss)	€ (79,652)	€ (73,568)